Business Segment Information - Reconciliation of Contribution Profit (Loss) To Loss Before Tax (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Segment Reporting Information [Line Items]
Other total net revenue (loss)	$ 984,872	$ 565,532	$ 442,659
Servicing rights – change in valuation inputs or assumptions	(2,651)	(17,459)
Share-based compensation expense	(239,011)	(99,870)	(60,936)
Depreciation and amortization expense	(101,568)	(69,832)	(15,955)
Fair value change of warrant liabilities	(107,328)	(20,525)	2,834
Loss before income taxes	(481,177)	(328,521)	(239,599)
Reportable Segments
Segment Reporting Information [Line Items]
Reportable segments total contribution profit (loss)	329,136	163,522	(25,545)
Other total net revenue (loss)	991,287	589,052	439,028
Intercompany technology platform expenses	1,863	686	0
Servicing rights – change in valuation inputs or assumptions	(2,651)	(17,459)	8,487
Residual interests classified as debt – change in valuation inputs or assumptions	(22,802)	(38,216)	(17,157)
Segment Reconciling Items
Segment Reporting Information [Line Items]
Share-based compensation expense	(239,011)	(99,870)	(60,936)
Depreciation and amortization expense	(101,568)	(69,832)	(15,955)
Fair value change of warrant liabilities	(107,328)	(20,525)	2,834
Employee-related costs	(143,847)	(114,599)	(53,080)
Other
Segment Reporting Information [Line Items]
Other total net revenue (loss)	(6,415)	(23,520)	3,631
Special payment	(21,181)	0	0
Other corporate and unallocated expenses	$ (167,373)	$ (108,708)	$ (81,878)